Income taxes - Schedule of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities
Deferred tax assets	€ 6,028	€ 5,945
Deferred tax liabilities before netting	(2,777)	(2,908)
Net deferred tax liability (asset)	3,251	3,037	€ 3,148	€ 3,502
Netting of deferred tax liabilities	(2,385)	(2,346)
Netting of deferred tax assets	2,385	2,346
Deferred tax assets after netting	3,643	3,599
Deferred tax liabilities after netting	(392)	(562)
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets	1,034	1,019
Deferred tax liabilities before netting	0	0
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax assets	0	0
Deferred tax liabilities before netting	(167)	(213)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets	2,968	2,957
Deferred tax liabilities before netting	(294)	(152)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax assets	0	0
Deferred tax liabilities before netting	(194)	(131)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets	0	0
Deferred tax liabilities before netting	(1,913)	(2,106)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets	20	24
Deferred tax liabilities before netting	(12)	(17)
Inventories
Deferred tax assets and liabilities
Deferred tax assets	198	148
Deferred tax liabilities before netting	(5)	(12)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets	128	160
Deferred tax liabilities before netting	(37)	(69)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets	188	137
Deferred tax liabilities before netting	0	0
Defined benefit pension and other post-employment liabilities
Deferred tax assets and liabilities
Deferred tax assets	781	917
Deferred tax liabilities before netting	0	0
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets	7	8
Deferred tax liabilities before netting	(1)	0
Provisions
Deferred tax assets and liabilities
Deferred tax assets	330	254
Deferred tax liabilities before netting	(47)	(75)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets	335	287
Deferred tax liabilities before netting	(84)	(106)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets	39	34
Deferred tax liabilities before netting	€ (23)	€ (27)